FINANCIAL RISK FACTORS - Liquidity risk and SOL governance risk (Details) $ in Millions	Mar. 06, 2025	Mar. 05, 2025	Dec. 31, 2025 CAD ($)	Nov. 14, 2025 USD ($)	Sep. 30, 2025 CAD ($)	May 01, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($)
FINANCIAL RISK FACTORS
Cash and cash equivalents			$ 222,466		$ 1,785,403		$ 1,253,817	$ 1,808,052
Accounts payable and accrued liabilities			1,851,802		2,317,122
Inflation rate	0.87%	4.50%
Fair value of digital assets			$ 92,193,457		$ 126,529,342
Base shelf prospectus				$ 150
ATW Financing
FINANCIAL RISK FACTORS
Remaining borrowing capacity under the borrowings				$ 480		$ 480